ROYALTY AGREEMENT (Details) - Cyprus NMC	12 Months Ended
	Dec. 31, 2020 USD ($) $ / T	Jan. 31, 2020 USD ($) $ / T	Dec. 31, 2019 USD ($) $ / T	Dec. 31, 2018 USD ($) $ / T
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)			56.93	55.74
Maximum
ROYALTY AGREEMENT
Period for payments of overriding royalties on product shipments		30 days
Minimum
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)		30
Advance royalty threshold | $		$ 500,000	$ 949,295	$ 929,320
Forecast [Member]
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)	57.85
Forecast [Member] | Minimum
ROYALTY AGREEMENT
Advance royalty threshold | $	$ 964,659